Sanctions	12 Months Ended
Dec. 31, 2024
SANCTIONS
Sanctions

38.  SANCTIONS

The following Group companies have received sanctions from administrative authorities:

1.	Enel Distribución Chile S.A.
1.1.	By means of Exempt Resolution No. 10,921 dated February 21, 2022, the SEF imposed on Enel Distribución a fine equivalent to 39,261 UTM (ThCh$2,642,030), for not complying with the provisions of Article 4-1 of the Technical Standard of Service Quality for Distribution Systems, in relation to Articles 145 and 222, letter h), of the Regulations of the General Law of Electric Services and, in turn, in relation to Articles 72-14 and 130 of the General Law of Electric Services, based on the information provided by the company in the process titled "Interruptions 2018". Enel Distribución filed an appeal for reconsideration against this resolution, which is pending resolution.
1.2.	By means of Exempt Resolution No. 25,189 dated May 13, 2024, the SEF imposed a fine on Enel Distribución equivalent to 60,000 UTM (ThCh$4,037,640), on the grounds that there were violations of Art. 8 ter of the General Law on Electrical Services, relating to the performance of activities that violate the exclusive distribution obligation. Enel Distribución filed an appeal for reconsideration against this resolution, which is pending resolution.
1.3.	By means of Exempt Resolution No. 27,691 dated September 15, 2024, the SEF imposed a fine on Enel Distribución equivalent to 39,600 UTM (ThCh$2,664,842), deeming that during the period from January to December 2022 Enel Distribución exceeded the maximum SAIDI limit established in current regulations in the Metropolitan Region, specifically, the districts of Colina, Conchalí, Estación Central, Huechuraba, Lampa, Lo Espejo, Lo Prado and Maipú. Enel Distribución filed an appeal against this decision, which is pending resolution.
1.4.	By means of Exempt Resolution No. 26,948 dated February 28, 2024, the SEF imposed a fine on Enel Distribución equivalent to 40,000 UTM (ThCh$2,691,760), deeming that its obligations were breached due to line interruptions. Enel Distribución filed an appeal against this decision, which is pending resolution.
1.5.	By means of Official Letter No. 246,328 and Exempt Resolutions Nos. 36,621, 36,622, 36,623 and 36,624 received in September 2024 and January 2025, respectively, the SEF imposed fines on Enel Distribución for a total amount of 280,000 UTM (ThCh$18,842,320), in relation to potential breaches related to the effects that occurred in the context of the climatic event that took place on August 1 and 2, 2024 in various districts of the Metropolitan Region. In response to this notification, Enel Distribución filed its defense, which is pending resolution, and the corresponding appeals for reconsideration will also be filed (see Note 41.v).

In relation to the sanctions described above, the Group has established provisions for ThCh$28,844,481 as of December 31, 2024 (see Note 25). There are other sanctions that also have associated provisions but are not described in this Note since they individually represent immaterial amounts. The Management of the Company believes that the provisions recorded are adequate to cover the risks resulting from sanctions, and therefore do not expect additional liabilities other than those already specified.